Expense Example - LCAM Strategic Income Fund - LCAM Strategic Income Fund	Mar. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,424